UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-04611

 NAME OF REGISTRANT:                     Aberdeen Asia-Pacific Income
                                         Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 800 Scudders Mill Road
                                         Plainsboro, NJ 08536

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Mr. Bev Hendry
                                         Aberdeen Asset Management
                                         Inc.
                                         300 SE 2nd Street, Suite
                                         820
                                         Fort Lauderdale, FL 33301

 REGISTRANT'S TELEPHONE NUMBER:          800-522-5465

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2005 - 06/30/2006


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Aberdeen Asia-Pacific Income Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
 CIBINONG INTERNATIONAL FINANCE LTD                                                          Agenda Number:  700837048
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y14579AA7
    Meeting Type:  Extraordinary General Meeting
    Meeting Date:  30-Nov-2005
          ISIN:  XS0138495790
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

E.1    Approve: a) to amend the defined term  Interest           Mgmt          Against                        Against
       Period  on Schedule X to the Finance Documents
       by deleting the existing text on its entirety
       and inserting in lieu thereof the specified;
       b) that interest solely in respect of the Interest
       Period commencing on and including 13 DEC 2005
       and extending to but excluding the first Repayment
       Date shall be calculated using an Interest
       Rate equal to the per annum rate which is 3
       month USD LIBOR plus the Applicable Margin;
       c) to authorize and instruct the Trustee to
       take all such actions as may be necessary or
       appropriate to implement the resolution, including:
       i) that the Trustee shall give its written
       consent to the Facility Agent to execute and
       deliver the Amendment Agreement on behalf of
       and for us substantially in the form attached
       and agree to be bound by the Amendment Agreement
       upon such execution by the Facility Agent and
       the other parties thereto; and ii) that the
       Trustee shall execute and deliver the Second
       Supplemental Trust Deed on behalf and for us
       substantially in the form attached and we agree
       to be bound by the Second Supplemental Trust
       Deed upon such execution by the issuer and
       the guarantor; and d) the Trustee shall not
       have any liability to the Noteholders in relation
       to the Trustee s acts omissions required by
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 CIBINONG INTERNATIONAL FINANCE LTD                                                          Agenda Number:  700864831
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y14579AA7
    Meeting Type:  Other General Meeting
    Meeting Date:  03-Feb-2006
          ISIN:  XS0138495790
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Discuss and seek the support of the holders               Non-Voting    No vote
       on achieving improvement of the Company s performance
       and discuss the initiatives to be undertaken
       for the future

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE AT
       ADP. THANK YOU.

       PLEASE NOTE THAT THIS IS A CREDITORS MEETING.             Non-Voting    No vote
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CIBINONG INTERNATIONAL FINANCE LTD                                                          Agenda Number:  700892195
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y14579AA7
    Meeting Type:  Extraordinary General Meeting
    Meeting Date:  05-Apr-2006
          ISIN:  XS0138495790
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

E.1    Amend: the Schedule X to the Finance Documents            Mgmt          Against                        Against
       by adding defined term  Approved Currency Swap
       as specified; defined term  Company , on the
       Schedule X to the Finance Documents by deleting
       the existing text in its entirety and inserting
       in lieu thereof as specified; define term
       Finance Documents , the Schedule X to the Finance
       Documents by deleting existing text in its
       entirety and inserting in lieu thereof as specified;
       defined term  Permitted Investments , the Schedule
       X to the Finance Documents by deleting the
       existing text in its entirety and inserting
       in lieu thereof as specified; defined term
       Restructured Indebtedness , the Schedule X
       to the Finance Documents by deleting the existing
       text in its entirety and inserting lieu thereof
       as specified; authorize and instruct the Trustee
       to take all such actions as may be necessary
       or appropriate to implement the resolution
       including the Trustee shall give its written
       consent to the Facility Agent to execute and
       deliver the 3rd Amendment Agreement on behalf
       of and for us substantially in the form attached
       and we agree to be bound by the Third Amendment
       Agreement upon such execution by the Facility
       Agent and the other parties thereto and the
       Trustee shall execute and deliver the Third
       Supplement Trust Deed on behalf and for us
       substantially in the form attached and we agree
       to be bound by the Third Supplement Trust Deed
       upon such execution by the issuer and the Guarantor;
       approve that the Trustee shall not have any
       liability to the noteholders in relation to
       the Issuer s or the Trustee s Acts or omissions
       required by this Resolution





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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Aberdeen Asia-Pacific Income Fund, Inc.
By (Signature)       /s/ Martin Gilbert
Name                 Martin Gilbert
Title                President
Date                 08/15/2006